ADVANCE FROM SHAREHOLDER	12 Months Ended
Dec. 31, 2023
Advance From Shareholder
ADVANCE FROM SHAREHOLDER

NOTE 7 – ADVANCE FROM SHAREHOLDER

The Company borrows funds from the Company’s CEO for working capital purposes from time to time. The Company has recorded the principal balance due of $80,000 and $0 under Advance From Shareholder in the accompanying Balance Sheets at December 31, 2023 and 2022, respectively. The Company received advances of $80,000 and $0 and had no repayments for the years ended December 31, 2023 and 2022, respectively. The advance from our CEO was not made pursuant to any loan agreements or promissory notes, is non-interest bearing and due on demand.